Pension Plans	12 Months Ended
Dec. 31, 2010
Pension Plans [Abstract]
PENSION PLANS

17.	PENSION PLANS

The Company maintains two principal defined benefit pension plans that cover the majority of our employees in the United States and United Kingdom. Both of these plans are now closed to new entrants. New entrants in the United Kingdom are offered the opportunity to join a defined contribution plan and in the United States are offered the opportunity to join a 401(k) plan. In addition to the Company’s UK and US defined benefit pension plans, the Company has several smaller defined benefit pension plans in certain other countries in which it operates. Elsewhere, pension benefits are typically provided through defined contribution plans. It is the Company’s policy to fund pension costs as required by applicable laws and regulations.

Effective May 15, 2009, the Company closed the US defined benefit plan to future accrual. Consequently, a curtailment gain of $12 million was recognized during the year ended December 31, 2009.

At December 31, 2010, the Company recorded, on the Consolidated Balance Sheets:

•	a pension benefit asset of $179 million (2009: $69 million) in respect of the UK defined benefit pension plan; and

•	a total liability for pension benefits of $164 million (2009: $187 million) representing:

•	$154 million (2009: $157 million) in respect of the US defined benefit pension plan; and

•	$10 million (2009: $30 million) in respect of the International defined benefit pension plans.

UK and US defined benefit plans

The following schedules provide information concerning the Company’s UK and US defined benefit pension plans as of and for the years ended December 31:

	UK Pension Benefits		US Pension Benefits
	2010	2009	2010	2009
	(millions)

Change in benefit obligation:
Benefit obligation, beginning of year	$1,811	$1,386	$686	$649
Service cost	37	28	—	7
Interest cost	100	96	40	40
Employee contributions	2	4	—	—
Actuarial loss	84	208	57	19
Benefits paid	(72)	(62)	(27)	(25)
Foreign currency changes	(56)	151	—	—
Curtailment	—	—	—	(4)

Benefit obligations, end of year	1,906	1,811	756	686

Change in plan assets:
Fair value of plan assets, beginning of year	1,880	1,497	529	441
Actual return on plan assets	245	234	70	86
Employee contributions	2	4	—	—
Employer contributions	88	47	30	27
Benefits paid	(72)	(62)	(27)	(25)
Foreign currency changes	(58)	160	—	—

Fair value of plan assets, end of year	2,085	1,880	602	529

Funded status at end of year	$179	$69	$(154)	$(157)

Components on the Consolidated Balance Sheets:
Pension benefits asset	$179	$69	$—	$—
Liability for pension benefits	—	—	(154)	(157)

Amounts recognized in accumulated other comprehensive loss consist of:

	UK Pension Benefits		US Pension Benefits
	2010	2009	2010	2009
		(millions)

Net actuarial loss	$571	$648	$169	$143
Prior service gain	(30)	(36)	—	—

The accumulated benefit obligations for the Company’s UK and US defined benefit pension plans were $1,906 million and $756 million, respectively (2009: $1,811 million and $686 million, respectively).

The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the UK and US defined benefit plans are as follows:

	Years Ended December 31,
	UK Pension Benefits			US Pension Benefits
	2010	2009	2008	2010	2009	2008
	(millions)

Components of net periodic benefit cost:
Service cost	$37	$28	$35	$—	$7	$23
Interest cost	100	96	114	40	40	38
Expected return on plan assets	(141)	(127)	(184)	(42)	(36)	(47)
Amortization of unrecognized prior service gain	(5)	(5)	(3)	—	—	(1)
Amortization of unrecognized actuarial loss	37	33	—	3	8	—
Curtailment gain	—	—	—	—	(12)	—

Net periodic benefit cost (income)	$28	$25	$(38)	$1	$7	$13

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial (gain) loss	$(20)	$102	$445	$29	$(31)	$165
Amortization of unrecognized actuarial loss(i)	(37)	(33)	—	(3)	(12)	—
Prior service gain	—	—	(33)	—	—	(6)
Amortization of unrecognized prior service gain	5	5	3	—	—	1
Curtailment gain	—	—	—	—	12	—

Total recognized in other comprehensive (loss) income	$(52)	$74	$415	$26	$(31)	$160

Total recognized in net periodic benefit cost and other comprehensive income	$(24)	$99	$377	$27	$(24)	$173

(i)	2009 US Pension Benefits figure includes $4 million due to curtailment.

The estimated net loss and prior service cost for the UK and US defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are:

	UK Pension	US Pension
	Benefits	Benefits
	(millions)

Estimated net loss	$30	$3
Prior service gain	5	—

The following schedule provides other information concerning the Company’s UK and US defined benefit pension plans:

	Years Ended December 31,
	UK Pension		US Pension
	Benefits		Benefits
	2010	2009	2010	2009

Weighted-average assumptions to determine benefit obligations:
Discount rate	5.5%	5.8%	5.6%	6.1%
Rate of compensation increase	2.6%	2.5%	N/A	N/A

Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	5.8%	6.5%	6.1%	6.3%
Expected return on plan assets	7.8%	7.8%	8.0%	8.0%
Rate of compensation increase	2.5%	3.5%	N/A	N/A

The expected return on plan assets was determined on the basis of the weighted-average of the expected future returns of the various asset classes, using the target allocations shown below. The expected returns on UK plan assets are: UK and foreign equities 8.85 percent, debt securities 5.10 percent and real estate 5.80 percent. The expected returns on US plan assets are: US and foreign equities 10.25 percent and debt securities 4.75 percent.

The Company’s pension plan asset allocations based on fair values were as follows:

	Years Ended December 31,
	UK Pension		US Pension
	Benefits		Benefits
Asset Category	2010	2009	2010	2009

Equity securities	51%	57%	54%	58%
Debt securities	24%	25%	45%	42%
Hedge funds	20%	15%	—	—
Real estate	4%	3%	—	—
Cash	1%	—	1%	—

Total	100%	100%	100%	100%

The Company’s investment policy includes a mandate to diversify assets and the Company invests in a variety of asset classes to achieve that goal. The UK plan’s assets are divided into 10 separate portfolios according to asset class and managed by 11 investment managers. The broad target allocations are UK and foreign equities (59 percent), debt securities (20 percent), hedge funds (16 percent) and real estate (5 percent). The US plan’s assets are currently invested in 17 funds representing most standard equity and debt security classes. The broad target allocations are US and foreign equities (61 percent) and debt securities (39 percent).

Fair Value Hierarchy

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.

The following tables present, at December 31, 2010 and 2009, for each of the fair value hierarchy levels, the Company’s UK pension plan assets that are measured at fair value on a recurring basis.

	UK Pension Plan
December 31, 2010	Level 1	Level 2	Level 3	Total
	(millions)

Equity securities:
US equities	$421	$90	$—	$511
UK equities	303	97	—	400
Other equities	—	149	—	149
Fixed income securities:
US Government bonds	49	—	—	49
UK Government bonds	348	—	—	348
Other Government bonds	17	—	—	17
UK corporate bonds	57	—	—	57
Other corporate bonds	14	—	—	14
Derivatives	—	22	—	22
Real estate	—	—	83	83
Cash	31	—	—	31
Other investments:
Hedge funds	—	—	415	415
Other	—	(13)	2	(11)

Total	$1,240	$345	$500	$2,085

	UK Pension Plan
December 31, 2009	Level 1	Level 2	Level 3	Total
	(millions)

Equity securities:
US equities	$348	$80	$—	$428
UK equities	264	302	—	566
Other equities	—	83	—	83
Fixed income securities:
US Government bonds	51	—	—	51
UK Government bonds	330	—	—	330
Other Government bonds	21	—	—	21
UK corporate bonds	56	—	—	56
Other corporate bonds	16	—	—	16
Derivatives	—	(17)	—	(17)
Real estate	—	—	54	54
Cash	11	—	—	11
Other investments:
Hedge funds	—	—	272	272
Other	—	7	2	9

Total	$1,097	$455	$328	$1,880

The UK plan’s real estate investment comprises UK property and infrastructure investments which are valued by the fund manager taking into account cost, independent appraisals and market based comparable data. The UK plan’s hedge fund investments are primarily invested in various ‘fund of funds’ and are valued based on net asset values calculated by the fund and are not publicly available. Liquidity is typically monthly and is subject to liquidity of the underlying funds.

The following tables present, at December 31, 2010 and 2009, for each of the fair value hierarchy levels, the Company’s US pension plan assets that are measured at fair value on a recurring basis.

	US Pension Plan
December 31, 2010	Level 1	Level 2	Level 3	Total
	(millions)

Equity securities:
US equities	$201	$—	$—	$201
Non US equities	127	—	—	127
Fixed income securities:
US Government bonds	112	—	—	112
US corporate bonds	111	—	—	111
Non US Government bonds	47	—	—	47
Cash	—	5	—	5
Other investments:
Other	—	(1)	—	(1)

Total	$598	$4	$—	$602

	US Pension Plan
December 31, 2009	Level 1	Level 2	Level 3	Total
	(millions)

Equity securities:
US equities	$162	$—	$—	$162
Non US equities	145	—	—	145
Fixed income securities:
US Government bonds	107	—	—	107
US corporate bonds	70	—	—	70
Non US Government bonds	44	—	—	44
Cash	—	2	—	2
Other investments:
Other	—	(1)	—	(1)

Total	$528	$1	$—	$529

Equity securities comprise:

•	common stock and preferred stock which are valued using quoted market prices; and

•	pooled investment vehicles which are valued at their net asset values as calculated by the investment manager and typically have daily or weekly liquidity.

Fixed income securities comprise US, UK and other Government Treasury Bills, loan stock, index linked loan stock and UK and other corporate bonds which are typically valued using quoted market prices.

As a result of the inherent limitations related to the valuations of the Level 3 investments, due to the unobservable inputs of the underlying funds, the estimated fair value may differ significantly from the values that would have been used had a market for those investments existed.

The following table summarizes the changes in the UK pension plan’s Level 3 assets for the years ended December 31, 2010 and 2009:

UK Pension
Plan
Level 3
(millions)

Balance at January 1, 2009	$213
Purchases, sales, issuances and settlements, net	68
Unrealized gains relating to instruments still held at end of year	33
Realized losses relating to investments disposed of during the year	(1)
Foreign exchange	15

Balance at December 31, 2009	$328
Purchases, sales, issuances and settlements, net	156
Unrealized gains relating to instruments still held at end of year	22
Foreign exchange	(6)

Balance at December 31, 2010	$500

In 2011, the Company expects to contribute $89 million to the UK plan, of which $11 million is in respect of salary sacrifice contributions, and $30 million to the US plan.

The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the UK and US defined benefit pension plans:

	UK Pension	US Pension
Expected future benefit payments	Benefits	Benefits
	(millions)

2011	$78	$30
2012	83	33
2013	86	36
2014	89	39
2015	90	41
2016-2020	496	240

Effective May 15, 2009, the Company closed the US defined benefit plan to future accrual. Consequently, a curtailment gain of $12 million was recognized during the year ended December 31, 2009.

Willis North America has a 401(k) plan covering all eligible employees of Willis North America and its subsidiaries. The plan allows participants to make pre-tax contributions which the Company, at its discretion may match. During 2009, the Company has decided not to make any matching contributions other than for former HRH employees whose contributions were matched up to 75 percent under the terms of the acquisition. All investment assets of the plan are held in a trust account administered by independent trustees. The Company’s 401(k) matching contributions for 2010 were $nil million (2009: $5 million; 2008: $8 million).

International defined benefit pension plans

In addition to the Company’s UK and US defined benefit pension plans, the Company has several smaller defined benefit pension plans in certain other countries in which it operates.

A $10 million pension benefit liability (2009: $30 million) has been recognized in respect of these schemes.

The following schedules provide information concerning the Company’s international defined benefit pension plans:

	International Pension
	Benefits
	2010	2009
	(millions)

Change in benefit obligation:
Benefit obligation, beginning of year	$150	$118
Service cost	4	6
Interest cost	7	8
Actuarial (gain) loss	(4)	11
Benefits paid	(15)	(2)
Curtailment	1	—
Foreign currency changes	(8)	9

Benefit obligations, end of year	135	150

Change in plan assets:
Fair value of plan assets, beginning of year	120	89
Actual return on plan assets	15	19
Employer contributions	12	8
Benefits paid	(15)	(2)
Foreign currency changes	(7)	6

Fair value of plan assets, end of year	125	120

Funded status at end of year	$(10)	$(30)

Components on the Consolidated Balance Sheets:
Liability for pension benefits	$(10)	$(30)

Amounts recognized in accumulated other comprehensive loss consist of a net actuarial loss of $10 million (2009: $24 million).

The accumulated benefit obligation for the Company’s international defined benefit pension plans was $131 million (2009: $133 million).

The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the international defined benefit plans are as follows:

	International Pension
	Benefits
	2010	2009	2008
	(millions)

Components of net periodic benefit cost:
Service cost	$4	$6	$6
Interest cost	7	8	7
Expected return on plan assets	(6)	(6)	(8)
Amortization of unrecognized actuarial loss	—	2	—
Curtailment loss	1	—	—
Other	—	—	1

Net periodic benefit cost	$6	$10	$6

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Amortization of unrecognized actuarial loss	$—	$(2)	$—
Net actuarial gain	(13)	(2)	31

Total recognized in other comprehensive loss	(13)	(4)	31

Total recognized in net periodic benefit cost and other comprehensive (loss) income	$(7)	$6	$37

The estimated net loss for the international defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $nil million.

The following schedule provides other information concerning the Company’s international defined benefit pension plans:

	International
	Pension Benefits
	2010		2009

Weighted-average assumptions to determine benefit obligations:
Discount rate	4.00	%–5.10%	5.00	%–5.30%
Rate of compensation increase	2.50	%–3.00%	2.00	%–3.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	5.00	%–5.30%	5.00	%–6.50%
Expected return on plan assets	4.60	%–6.31%	5.60	%–6.50%
Rate of compensation increase	2.00	%–3.00%	2.00	%–4.50%

The determination of the expected long-term rate of return on the international plan assets is dependent upon the specific circumstances of each individual plan. The assessment may include analyzing historical investment performance, investment community forecasts and current market conditions to develop expected returns for each asset class used by the plans.

The Company’s international pension plan asset allocations at December 31, 2010 based on fair values were as follows:

	International
	Pension Benefits
Asset Category	2010	2009

Equity securities	44%	39%
Debt securities	42%	44%
Real estate	4%	4%
Other	10%	13%

Total	100%	100%

The investment policies for the international plans vary by jurisdiction but are typically established by the local pension plan trustees, where applicable, and seek to maintain the plans’ ability to meet liabilities of the plans as they fall due and to comply with local minimum funding requirements.

Fair Value Hierarchy

The following tables present, at December 31, 2010 and 2009, for each of the fair value hierarchy levels, the Company’s international pension plan assets that are measured at fair value on a recurring basis.

	International Pension Plans
December 31, 2010	Level 1	Level 2	Level 3	Total
	(millions)

Equity securities:
US equities	$23	$—	$—	$23
UK equities	4	—	—	4
Overseas equities	21	—	—	21
Unit linked funds	7	—	—	7
Fixed income securities:
Other Government bonds	30	2	—	32
Real estate	—	—	5	5
Cash	12	—	—	12
Other investments:
Derivative instruments	—	21	—	21

Total	$97	$23	$5	$125

	International Pension Plans
December 31, 2009	Level 1	Level 2	Level 3	Total
	(millions)

Equity securities:
US equities	$14	$—	$—	$14
UK equities	7	—	—	7
Overseas equities	6	—	—	6
Unit linked funds	24	—	—	24
Fixed income securities:
Other Government bonds	31	2	—	33
Real estate	—	—	5	5
Cash	9	—	—	9
Other investments:
Derivative instruments	—	22	—	22

Total	$91	$24	$5	$120

Equity securities comprise:

•	common stock which are valued using quoted market prices; and

•	unit linked funds which are valued at their net asset values as calculated by the investment manager and typically have daily liquidity.

Fixed income securities comprise overseas Government loan stock which is typically valued using quoted market prices. Real estate investment comprises overseas property and infrastructure investments which are valued by the fund manager taking into account cost, independent appraisals and market based comparable data. Derivative instruments are valued using an income approach typically using swap curves as an input.

Assets classified as Level 3 investments did not materially change during the year ended December 31, 2010. In 2011, the Company expects to contribute $7 million to the international plans.

The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the international defined benefit pension plans:

International
Pension
Expected future benefit payments	Benefits
(millions)

2011	$3
2012	4
2013	4
2014	4
2015	4
2016-2020	25